Share Capital - Narrative (Details) £ / shares in Units, $ / shares in Units, $ in Millions										1 Months Ended		12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Sep. 13, 2017 GBP (£) shares £ / shares	May 02, 2017 USD ($)	May 02, 2017 GBP (£)	Apr. 26, 2017 GBP (£) £ / shares shares	Feb. 10, 2017	Feb. 08, 2017 £ / shares	Jul. 29, 2016 GBP (£) shares warrant £ / shares	May 31, 2017 USD ($)	May 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares	May 31, 2017 $ / shares shares	Apr. 26, 2017 $ / shares shares	Feb. 07, 2017 £ / shares	Jul. 31, 2016 shares warrant
Disclosure of classes of share capital [line items]
Consolidation of shares							0.02	0.02				0.02	0.02
Price per share (in pounds per share) | £ / shares								£ 0.05					£ 0.05					£ 0.001
Number of shares authorized													200,000,000
Share capital | £													£ 10,000,000
Number of shares allotted, unrestricted, called up and fully paid (in shares)													105,326,637	105,017,400	51,361,063
Number of ordinary shares in issue (in shares)									31,115,926				1,555,796,345
Shares issued price (in dollars or pounds per share) | £ / shares									£ 1.4365				£ 0.02873
Gross proceeds from the April 2017 Global Offering				$ 90.3	£ 70,000,000								£ 0	£ 70,032,000
Finance expense from movements in exchange rates | £						£ 439,000
Saving on commission payable | £						31,000
Finance expense | £						£ 408,000			£ 2,900,000					£ 7,453,000	£ 2,325,000
Number of shares subscribed from warrant maximum (in shares)	251,125	58,112	133,333											133,333
Exercise price (pounds per share) | £ / shares			£ 1.10
Proceeds from warrant exercise | £			£ 147,000
Number of ordinary shares (in shares)									1										1
Number warrants (in warrants) | warrant									1										1
Number of shares subscribed (in shares)									0.4
Exercise price percent									120.00%
Gross proceeds from issue of shares and warrants | £									£ 44,700,000				0	£ 0	£ 44,750,000
Ordinary shares
Disclosure of classes of share capital [line items]
Finance expense | £									£ 2,300,000
Global Offering
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)						47,399,001											47,399,001
Gross proceeds from the April 2017 Global Offering										$ 89.9	£ 70,000,000	$ 89.9	70,000,000
IPO
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)						5,768,000											5,768,000
Shares issued price (in dollars or pounds per share) | $ / shares																	$ 13.50
Gross proceeds from the April 2017 Global Offering												$ 90.3	70,300,000
Private Placement
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)						1,255,001											1,255,001
Shares issued price (in dollars or pounds per share) | £ / shares						£ 1.32
Gross proceeds from the April 2017 Global Offering | £													80,000,000
Over-Allotment Option
Disclosure of classes of share capital [line items]
Gross proceeds from the April 2017 Global Offering | $										$ 9.9
Over-Allotment Option | ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)											733,738					733,738
Shares issued price (in dollars or pounds per share) | $ / shares																$ 13.50
Over-Allotment Option | Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)											5,869,904					5,869,904
Shareholder Private Placement
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)						254,099					254,099					254,099	254,099
Shares issued price (in dollars or pounds per share) | £ / shares						£ 1.32					£ 1.32
Gross proceeds from the April 2017 Global Offering | £											£ 300,000		£ 300,000
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of shares subscribed from warrant maximum (in shares)												309,237	309,237